PACE Large Co Growth Equity Investments (First Prospectus Summary) | PACE Large Co Growth Equity Investments
PACE Large Co Growth Equity Investments
Investment objective
Capital appreciation.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of

Class A shares if you or your family invest, or agree to invest in the future,

at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 103 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 214 of the fund's Statement of Additional Information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees PACE Large Co Growth Equity Investments (USD $)	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	5.50%	none	none	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	5.00%	1.00%	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%
Exchange fee	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PACE Large Co Growth Equity Investments		Class A	Class B	Class C	Class Y
Management fees		0.68%	0.68%	0.68%	0.68%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses (includes administration fee of 0.10%)		0.30%	0.66%	0.39%	0.31%
Total annual fund operating expenses		1.23%	2.34%	2.07%	0.99%
Management fee waiver/expense reimbursements	[1]		0.29%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.23%	2.05%	2.05%	0.99%
[1]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 28, 2012 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 1.30% for Class A, 2.05% for Class B, 2.05% for Class C and 1.05% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
[1]
Expense Example PACE Large Co Growth Equity Investments (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	668	919	1,188	1,957
Class B	708	1,003	1,424	2,118	[1]
Class C	308	647	1,112	2,398
Class Y	101	315	547	1,213
[1]	Reflects conversion to Class A shares after a maximum of 6 years.

Expense Example, No Redemption PACE Large Co Growth Equity Investments (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	208	703	1,224	2,118	[1]
Class C	208	647	1,112	2,398
[1]	Reflects conversion to Class A shares after a maximum of 6 years.

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was 84%

of the average value of its portfolio.

Principal strategies
Principal investments

The fund invests primarily in stocks of companies that are believed to have substantial potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies (that is, companies with a total market capitalization of $3.0 billion or greater at the time of purchase). Dividend income is an incidental consideration in the investment advisors' selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as healthcare or technology. The fund may also invest, to a lesser extent, in other securities such as securities convertible into stocks, fixed income securities, initial public offerings and stocks of companies with smaller total market capitalizations. The fund may invest up to 20% of its total assets in non-US securities, which may trade either within or outside the US. The fund may use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisors for the fund, subject to approval of the fund's board. Marsico Capital Management, LLC ("Marsico"), Wellington Management

Company, LLP ("Wellington Management"), Delaware Management Company ("Delaware")

and Roxbury Capital Management, LLC ("Roxbury") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

Marsico's investment strategy combines "top-down" macro-economic analysis with

"bottom-up" stock selection. The top-down analysis seeks to identify sectors,

industries and companies that may benefit from overall trends Marsico has observed. Marsico then applies the bottom-up stock selection to locate individual companies or securities with earnings growth potential that may not be recognized by the market at large.

Wellington Management's strategy seeks long-term total returns above the Russell

1000 Growth Index by investing in companies that it believes are well positioned to benefit from long-lasting trends and have structural advantages to maintaining their position. It applies in-depth fundamental research seeking to identify change early, differentiate sustainable growth opportunities from short-lived events, identify superior business models, and develop strict valuation parameters for the companies they evaluate.

Delaware invests primarily in common stocks of large capitalization growth-oriented companies that Delaware believes have long-term capital appreciation potential and are expected to grow faster than the US economy. It uses a bottom-up approach, seeking companies that have large-end market potential, dominant business models and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities.

Delaware tends to hold a relatively focused portfolio with a limited number of stocks.

Roxbury's strategy employs a bottom-up approach to stock selection, seeking high quality growth companies whose stocks are trading at discounts to fair value.

Roxbury looks for companies with sustainable competitive advantages and opportunities to grow and reinvest capital at higher rates than their cost of capital, as well as companies with management teams with a proven ability to maximize shareholder value. Roxbury evaluates companies as private entities to determine their intrinsic worth and uses scenario analysis to determine a

"margin of safety," or discount to intrinsic value, as a means of protecting capital. Roxbury typically sells a stock if (1) the market price exceeds

Roxbury's estimate of intrinsic value; (2) the company's fundamentals fall short of Roxbury's investment thesis; or (3) when there are more attractive investment alternatives. Roxbury may invest in a limited number of stocks that it believes have attractive risk-reward profiles, and this may also result in significant weights in a sector.

Principal risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Sector risk: Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives risk: The value of "derivatives"-so-called because their value

"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. In addition, many types of swaps and non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Initial public offerings risk: The purchase of shares issued in IPOs may expose the fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile,

and share prices of newly-public companies may fluctuate significantly over a short period of time.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by an investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. Marsico assumed responsibility for managing a separate portion of the fund's assets on September 16, 2002.

Wellington Management assumed responsibility for managing a separate portion of the fund's assets on June 1, 2007. Delaware assumed responsibility for managing a separate portion of the fund's assets on December 5, 2007. Roxbury assumed responsibility for managing a separate portion of the fund's assets on May 25, 2010. Updated performance for the fund is available at

http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements,

such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class C shares' after-tax returns shown. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front end sales charge is not reflected in the average annual total returns table for Class C shares.

PACE Large Co Growth Equity Investments Annual Total Returns of Class C Shares

Total return January 1 - September 30, 2011: (10.79)%

Best quarter during calendar years shown-4Q 2001: 15.67%

Worst quarter during calendar years shown-1Q 2001: (23.14)%

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns PACE Large Co Growth Equity Investments	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	Class A Return before taxes	9.82%	1.48%	(1.50%)		[1]	Nov. 27, 2000
Class B	Class B Return before taxes	10.28%	1.42%	(1.42%)		[1]	Nov. 27, 2000
Class C	Class C Return before taxes	14.24%	1.79%	(1.72%)		[1]	Nov. 27, 2000
Class C After Taxes on Distributions	Class C Return after taxes on distributions	14.24%	1.69%	(1.77%)		[1]	Nov. 27, 2000
Class C After Taxes on Distributions and Sales	Class C Return after taxes on distributions and sale of fund shares	9.26%	1.53%	(1.45%)		[1]	Nov. 27, 2000
Class Y	Class Y Return before taxes	16.54%	3.02%		(0.50%)	[1]	Feb. 15, 2001
Russell 1000 Growth Index	Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	16.71%	3.75%	0.02%	(0.03%)	[1],[2]
[1]	Life of class returns shown only for those share classes with less than ten calendar years of performance.
[2]	Average annual total return for the Russell 1000 Growth Index for the life of Class Y shares.

[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.